CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						60 Months Ended
	Jun. 18, 2021	May 07, 2021	May 06, 2021	Apr. 09, 2021	Feb. 03, 2021	Jan. 19, 2021	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 26, 2018
Short-Term Debt [Line Items]
Number of Securities Called by Warrants or Rights				15,000,000
Exercise Price of Warrants or Rights				$ 0.0125
Interest rate terms												As a result of the default, the interest rate on the note increased to 30% per annum. Interest was payable on September 30, 2014 and on the maturity date. In December 2020, the lender agreed to reduce the interest rate from the default rate of 30% to the stated rate of 10% retroactively
Other income												$ 238,151
Debt Conversion, Converted Instrument, Shares Issued			86,246,479
Debt conversion, converted instrument, amount			$ 334,986									642,018
Long term debt										$ 0		0
Debt instrument face amount	$ 129,000
Interest rate	8.00%
Convertible price										$ 0.001
Debt discount amount										$ 4,000		4,000
Aggregate fair value												$ 40,019
Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 0.0158						$ 0.0122		$ 0.0122
Share-based Payment Award, Fair Value Assumptions, Expected Term				8 months 12 days				10 years
Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.35%								0.89%
Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				440.50%								443.30%
Accrued interest							$ 24,654
Proceeds from notes payable									$ 270,000			$ 125,000
Stock Issued During Period, Shares, Conversion of Units				36,000,000
Stock Issued During Period, Value, Conversion of Units				$ 186,736
Convertible Notes Payables And Accrued Interest				$ 62,302
Maturity Date				Dec. 31, 2021
Gain (Loss) on Extinguishment of Debt				$ 224,812								$ 255,991
Warrants expired										15,000,000		15,000,000
Holder [Member]
Short-Term Debt [Line Items]
Accrued interest		$ 6,391
Repayment of Debt		$ 270,000
Convertible notes payable										$ 0		$ 0
Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount												$ 129,000
Debt Conversion, Converted Instrument, Shares Issued					20,000,000							19,034,442
Debt conversion, converted instrument, amount
Accrued interest												$ 4,241
Warrant [Member]
Short-Term Debt [Line Items]
Share-based Payment Award, Fair Value Assumptions, Expected Term												4 years
Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of convertible debt																		$ 244,000
Number of Securities Called by Warrants or Rights																		488,000
Exercise Price of Warrants or Rights																		$ 62.50
Proceeds from issuance of warrants																		$ 244,000
Interest rate																		12.00%
Debt Conversion, Converted Instrument, Amount																		$ 50.00
Convertible Note Payable and Accrued Interest [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, amount					$ 80,000
Long term debt										0		$ 0
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of convertible debt	$ 125,000
Interest rate						8.00%
Proceeds from notes payable						$ 270,000
Debt Instrument, Convertible, Conversion Price						$ 0.0001
Maturity date						Jan. 19, 2025
Convertible Promissory Notes One [Member]
Short-Term Debt [Line Items]
Long term debt										0		0
Interest rate																	8.00%
Convertible Promissory Notes With Fixed Floors																	$ 242,144
Proceeds from notes payable																	$ 232,344
Debt Instrument, Convertible, Conversion Price																	$ 0.0001
Debt Instrument, Convertible, Beneficial Conversion Feature																	$ 241,852
Convertible Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Long term debt										0		0
Interest rate																8.00%
Convertible Promissory Notes With Fixed Floors																$ 477,609
Proceeds from notes payable																$ 454,584
Debt Instrument, Convertible, Conversion Price																$ 0.0001
Debt Instrument, Convertible, Beneficial Conversion Feature																$ 447,272
Stock Issued During Period, Shares, Conversion of Units											182,872,798
Stock Issued During Period, Value, Conversion of Units											$ 50,000
Convertible Notes Payables And Accrued Interest											$ 14,004
Convertible Promissory Notes Three [Member]
Short-Term Debt [Line Items]
Long term debt										0		0
Interest rate														8.00%	8.00%
Convertible Promissory Notes With Fixed Floors														$ 282,000	$ 137,306
Proceeds from notes payable														$ 276,000	$ 130,556
Debt Instrument, Convertible, Conversion Price														$ 0.0001	$ 0.0001
Debt Instrument, Convertible, Beneficial Conversion Feature															$ 122,755
Stock Issued During Period, Shares, Conversion of Units											23,118,645
Stock Issued During Period, Value, Conversion of Units											$ 118,996
Convertible Notes Payables And Accrued Interest											$ 27,496
Convertible Promissory Notes Four [Member]
Short-Term Debt [Line Items]
Long term debt										$ 0		$ 0
Debt Instrument, Convertible, Beneficial Conversion Feature														$ 276,000
Stock Issued During Period, Shares, Conversion of Units											156,438,271
Stock Issued During Period, Value, Conversion of Units											$ 310,200
Convertible Notes Payables And Accrued Interest											$ 40,186
Payments of Debt Issuance Costs														$ 6,000